Employee Benefits, Net Periodic Benefit Cost and Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	$ 1	$ (99)	$ 22
Amortization of net actuarial gain (loss)	(102)	(109)	(109)
Total recognized in other comprehensive income	(101)	(208)	(87)
Pension benefits qualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	34	29	25
Interest cost	390	387	403
Expected return on plan assets	(492)	(472)	(503)
Amortization of net actuarial loss (gain)	133	138	139
Amortization of prior service credit	0	0	0
Settlement loss	0	0	0
Curtailment gain	0	(3)	0
Net periodic benefit cost	65	79	64
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(17)	(74)	41
Amortization of net actuarial gain (loss)	(133)	(138)	(139)
Prior service cost	1	0	0
Amortization of prior service credit	0	0	0
Settlement loss	0	0	0
Total recognized in other comprehensive income	(149)	(212)	(98)
Total recognized in net periodic benefit cost and other comprehensive income	(84)	(133)	(34)
Pension benefits nonqualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost	15	17	18
Expected return on plan assets	0	0	0
Amortization of net actuarial loss (gain)	2	5	5
Amortization of prior service credit	0	0	0
Settlement loss	1	0	0
Curtailment gain	0	0	0
Net periodic benefit cost	18	22	23
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	18	(27)	8
Amortization of net actuarial gain (loss)	(2)	(5)	(5)
Prior service cost	0	0	0
Amortization of prior service credit	0	0	0
Settlement loss	(1)	0	0
Total recognized in other comprehensive income	15	(32)	3
Total recognized in net periodic benefit cost and other comprehensive income	33	(10)	26
Other benefits [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost	13	13	15
Expected return on plan assets	(28)	(25)	(25)
Amortization of net actuarial loss (gain)	(25)	(24)	(25)
Amortization of prior service credit	(9)	(10)	(10)
Settlement loss	0	0	0
Curtailment gain	0	0	0
Net periodic benefit cost	(49)	(46)	(45)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(22)	(2)	(27)
Amortization of net actuarial gain (loss)	25	24	25
Prior service cost	21	4	0
Amortization of prior service credit	9	10	10
Settlement loss	0	0	0
Total recognized in other comprehensive income	33	36	8
Total recognized in net periodic benefit cost and other comprehensive income	$ (16)	$ (10)	$ (37)